COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Commitments [Abstract]
Disclosure of commitments and payments due by period

	September 30, 2017	December 31, 2016
Purchase obligations	$78.2	$53.2
Capital expenditure obligations	26.3	4.6
Operating leases	18.1	4.3
	$122.6	$62.1

Commitments – payments due by period

	Payments due by period
As at September 30, 2017	Total	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
Purchase obligations	$78.2	$71.9	$5.7	$0.4	$0.2
Capital expenditure obligations	26.3	22.5	3.8	—	—
Operating leases	18.1	1.5	10.1	6.5	—
	$122.6	$95.9	$19.6	$6.9	$0.2